A T B C | Fidelity Small Cap Growth Fund
Fund Summary Fund/Class: Fidelity® Small Cap Growth Fund/Fidelity Advisor® Small Cap Growth Fund A, T, B, C
Investment Objective
The fund seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T B C Fidelity Small Cap Growth Fund	Fidelity Small Cap Growth Fund - Class A		Fidelity Small Cap Growth Fund - Class T		Fidelity Small Cap Growth Fund - Class B		Fidelity Small Cap Growth Fund - Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	5.00%	[2]	1.00%	[3]
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%		1.50%		1.50%		1.50%
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	Declines over 6 years from 5.00% to 0%.
[3]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T B C Fidelity Small Cap Growth Fund		Fidelity Small Cap Growth Fund - Class A	Fidelity Small Cap Growth Fund - Class T	Fidelity Small Cap Growth Fund - Class B	Fidelity Small Cap Growth Fund - Class C
Management fee	[1]	0.64%	0.64%	0.64%	0.64%
Distribution and/or Service (12b-1) fees		0.25%	0.50%	1.00%	1.00%
Other expenses		0.36%	0.36%	0.36%	0.36%
Total annual operating expenses		1.25%	1.50%	2.00%	2.00%
[1]	(fluctuates based on the fund's performance relative to a securities market index)

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T B C Fidelity Small Cap Growth Fund (USD $)	Fidelity Small Cap Growth Fund - Class A	Fidelity Small Cap Growth Fund - Class T	Fidelity Small Cap Growth Fund - Class B	Fidelity Small Cap Growth Fund - Class C
1 year	695	497	703	303
3 years	949	807	927	627
5 years	1,222	1,140	1,278	1,078
10 years	1,999	2,078	2,043	2,327

Hold Shares
Expense Example, No Redemption A T B C Fidelity Small Cap Growth Fund (USD $)	Fidelity Small Cap Growth Fund - Class A	Fidelity Small Cap Growth Fund - Class T	Fidelity Small Cap Growth Fund - Class B	Fidelity Small Cap Growth Fund - Class C
1 year	695	497	203	203
3 years	949	807	627	627
5 years	1,222	1,140	1,078	1,078
10 years	1,999	2,078	2,043	2,327

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 106% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies with small market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 2000® Index or the S&P SmallCap 600® Index).
  Investing in companies that Fidelity Management & Research Company (FMR) believes have above-average growth potential (stocks of these companies are often called "growth" stocks).
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	23.91%	June 30, 2009
Lowest Quarter Return	-27.68%	December 31, 2008
Year-to-Date Return	8.70%	June 30, 2011

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
For the periods ended
December 31, 2010

Average Annual Total Returns A T B C Fidelity Small Cap Growth Fund	Past 1 year	Past 5 years	Life of class		Inception Date
Return Before Taxes Fidelity Small Cap Growth Fund - Class A	19.02%	4.13%	7.83%	[1]	Nov. 03, 2004
Return Before Taxes Fidelity Small Cap Growth Fund - Class T	21.53%	4.38%	7.98%	[1]	Nov. 03, 2004
Return Before Taxes Fidelity Small Cap Growth Fund - Class B	20.33%	4.25%	8.05%	[1]	Nov. 03, 2004
Return Before Taxes Fidelity Small Cap Growth Fund - Class C	24.29%	4.59%	8.05%	[1]	Nov. 03, 2004
Return After Taxes on Distributions Fidelity Small Cap Growth Fund - Class A	19.01%	3.73%	7.43%	[1]	Nov. 03, 2004
Return After Taxes on Distributions and Sale of Fund Shares Fidelity Small Cap Growth Fund - Class A	12.38%	3.36%	6.63%	[1]	Nov. 03, 2004
Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)	29.09%	5.30%	6.61%	[1]	Nov. 03, 2004
[1]	From November 3, 2004.